Warrants - Summary of Warrant Activity (Detail) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended						12 Months Ended									12 Months Ended							12 Months Ended							1 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			6 Months Ended																													12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended
	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Jun. 30, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Warrant Issued With [Member]	Dec. 31, 2011 Warrant Issued With [Member]	Dec. 31, 2009 Warrant Issued With [Member]	Dec. 31, 2012 Warrant Issued For [Member]	Dec. 31, 2011 Warrant Issued For [Member]	Dec. 31, 2010 Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued With [Member]	Dec. 31, 2011 Debt Guarantee [Member] Warrant Issued With [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2011 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2009 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2010 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2010 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2009 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2011 Debt Guarantee [Member] Warrant Issued For [Member]	Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		Dec. 31, 2012 Debt Guarantee [Member] Warrant Issued For [Member]		May 07, 2008 Series A Preferred Stock [Member]	Feb. 04, 2008 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Warrant Issued For [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Warrant Issued For [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Warrant Issued For [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Instrument Type One [Member] Warrant Issued With [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Instrument Type One [Member] Warrant Issued With [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Instrument Type One [Member] Warrant Issued With [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Instrument Type Two [Member] Warrant Issued With [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Instrument Type Two [Member] Warrant Issued With [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Instrument Type Two [Member] Warrant Issued With [Member]	Nov. 18, 2010 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Warrant Issued For [Member]		Dec. 31, 2010 Series B Preferred Stock [Member] Warrant Issued For [Member]	Jun. 30, 2013 Warrants Other Warrants [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Debt Guarantee [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Debt Guarantee [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Debt Guarantee [Member] Warrant Issued With [Member]		Jun. 30, 2013 Warrants Other Warrants [Member] Series A Preferred Stock [Member] Warrant Issued With [Member]	Jun. 30, 2013 Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Debt Guarantee [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Series B Preferred Stock [Member] Warrant Issued For [Member]		Jun. 30, 2013 Warrant Derivative [Member] Series B Preferred Stock [Member] Warrant Issued For [Member]		Dec. 31, 2012 Financing [Member] Warrant Issued With [Member]	Dec. 31, 2011 Financing [Member] Warrant Issued With [Member]	Dec. 31, 2009 Financing [Member] Warrant Issued With [Member]	Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Dec. 31, 2011 Financing [Member] Warrant Issued For [Member]	Jun. 30, 2013 Financing [Member] Warrants Other Warrants [Member] Warrant Issued With [Member]	Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Dec. 31, 2011 Financing [Member] Warrant Issued For [Member]	Jun. 30, 2013 Financing [Member] Warrants Other Warrants [Member] Warrant Issued With [Member]	Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Financing [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2010 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrants Other Warrants [Member] Warrant Issued With [Member]	Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2010 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2011 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Dec. 31, 2012 Consulting [Member] Warrant Issued For [Member]		Dec. 31, 2011 Consulting [Member] Warrant Issued For [Member]	Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Financing [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]		Jun. 30, 2013 Consulting [Member] Warrant Derivative [Member] Warrant Issued For [Member]
Schedule Of Outstanding Options And Warrants [Line Items]
Warrants, exercise price	$ 4.00	$ 14.10	$ 14.10	$ 12.15	[1]	$ 25.30			$ 6.25			$ 32.22			$ 4.00		$ 25.00	[2]			$ 25.00	[2],[3]		$ 25.00	[2]			$ 32.45	[2],[3]		$ 42.50	[2],[3],[4]	$ 42.50	[3],[4],[5]	$ 14.10	$ 14.10	$ 4.00 [2]			$ 10.75			$ 14.10			$ 25.00	$ 25.00	[5]		$ 12.30	[1]	$ 4.00		$ 10.00		$ 15.00		$ 14.10	$ 10.00	[1]	$ 25.00	[6],[7]	$ 10.00	[6]	$ 25.00	[6],[7],[8]	$ 25.00	[6]	$ 32.45	[6],[7],[8]	$ 42.50	[6],[7],[8]	$ 42.50	[7],[8],[9]	$ 10.00	[9]	$ 25.00	[9]	$ 14.10			$ 42.50	[7],[8],[9]	$ 25.00	[5]		$ 10.00	$ 42.50	[3],[4],[5]		$ 15.00	$ 42.50	[2],[4]	$ 10.00	[9]	$ 42.50	[2],[3],[4]	$ 25.00	[9]	$ 12.50	[2]		$ 10.00	$ 14.10	[2]		$ 10.00	[9]	$ 25.00	[5]		$ 12.50	[6],[7]	$ 25.00	[2]		$ 14.10	[6],[7]	$ 42.50	[6],[7]	$ 42.50	[6],[7],[8]	$ 25.00	[9]	$ 25.00	[6],[7]
Warrants outstanding, beginning balance				1,102,176		888,739	745,732	607,238	356,367	131,625	131,625	532,372	614,107	475,613	228,288		212,000		228,288	228,288	212,000		140,000	100,000		100,000	100,000	40,000		228,288	212,000		212,000				7,325	7,325	7,325	30,000	30,000	30,000	89,214	89,214	89,214		52,464			293,617		228,288		228,288		228,288		65,329	808,559		95,000		95,000		212,000		5,000		40,000		38,392		37,000		52,464		52,464		8,865	12,411	12,411	75,294		60,000				42,353				60,000		75,294		60,000		60,000		4,030				10,000			4,030		200			4,030		4,000			10,000		54,314		120,865		200		4,000
Warrants issued				9,412		476,688	146,553	138,494				476,688	146,553	138,494			75,392		40,000		75,392		72,000	75,392				75,392		40,000	75,392		37,000																52,464										9,412																							2,941		189,117		60,000		189,117		42,353		54,314		2,941		120,865		2,941				4,030				10,000					200					4,000			2,941		6,471
Warrants exercised				(24,000)		(54,910)	(3,546)		(51,098)	(3,546)		(3,812)																									(3,812)			(30,000)			(18,616)							(24,000)		(24,000)		(24,000)		(24,000)																							(2,482)	(3,546)
IPO adjustments				838,889	[10]																																													1,531,696	[10]	237,500	[10]	237,500	[10]	585,645	[10]		(692,807)	[10]	(95,000)	[10]	12,500	[10]	(212,000)	[10]	(5,000)	[10]	(40,000)	[10]	(38,392)	[10]	(37,000)	[10]	52,464	[10]	(52,464)	[10]				(75,294)	[10]				243,334 [10]				436,079 [10]			60,000	[10]			(60,000)	[10]				29,138 [10]				200	[10]				(4,030)	[10]				(10,000)	[10]	(57,255)	[10]	(127,336)	[10]	(200)	[10]	(4,000)	[10]
Warrants outstanding, ending balance				1,926,477		1,102,176	888,739	745,732	293,617	356,367	131,625	808,559	532,372	614,107	228,288	228,288	212,000		40,000	228,288	212,000		212,000	100,000		100,000	100,000	40,000		40,000	38,392		37,000					7,325	7,325		30,000	30,000	65,329	89,214	89,214		52,464		52,464	1,801,313		204,288		237,500		585,645		65,329	125,164		12,500		12,500		12,500		12,500		12,500		12,500		12,500		52,464		52,464			8,865	12,411	60,000		60,000		60,000	243,334	75,294		42,353	436,079	54,314		60,000		120,865		60,000		4,030		4,030	29,138	10,000		10,000	200		200		200	200		4,000		4,000	200		60,000		60,000		200		200
Warrants amended										228,288			(228,288)			228,288			(228,288)											(228,288)
Warrants, surrendered						(193,176)						(193,176)					(37,000)				(37,000)			(37,000)				(37,000)			(37,000)		(37,000)																																																			(156,176)				(156,176)				(156,176)				(156,176)
Warrants, expired						(15,165)			(11,652)			(3,513)																									(3,513)						(5,269)																																				(6,383)

[1]	Weighted average exercise prices are as of June 30, 2013.
[2]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
[3]	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
[4]	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
[5]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
[6]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
[7]	The exercise price and/or number of share adjustment features of these warrants expired and are no longer subject to fair value accounting after our initial public offering.
[8]	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
[9]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
[10]	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.